ACCOUNTS PAYABLES AND ACCRUED LIABILITIES	12 Months Ended
Feb. 28, 2013
ACCOUNTS PAYABLES AND ACCRUED LIABILITIES [Abstract]
ACCOUNTS PAYABLES AND ACCRUED LIABILITIES

10. ACCOUNTS PAYABLES AND ACCRUED LIABILITIES

        Accounts Payable and Accrued Liabilities are apportioned as follows:

	February 28, 2013	February 29, 2012
Trade payables	36,915	5,029
Accrued liabilities	16,845	3,168
Payroll related accruals	2,629	3,500
Warranty accrual	573	1,023

Total Accounts Payable and Accrued Liabilities	56,962	12,720

        Warranty accrual:

        Within its accrued liabilities, the Company records a liability for future warranty costs based on management's best estimate of probable claims within the Company's product warranties. The accrual is based on the terms of the warranty which vary by customer, product, or service and historical experience. The Company regularly evaluates the appropriateness of the remaining accrual.

        The following table details the changes in the warranty liability for the respective periods:

	Year ended
	February 28, 2013	February 29, 2012
Balance at the beginning of the period	1,441	2,892
Accruals	1,066	255
Utilization	(975)	(1,622)
Changes in estimates	(707)	(84)

Ending Balance	825	1,441
Short term Portion	573	1,023
Long term Portion	252	418